Revenue and Segment Information - Schedule of Disaggregation of Revenue by Service Types (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	RM 40,860,882	$ 9,142,159	RM 18,471,272	RM 2,864,640
Revenue from contracts with customers	40,860,882	9,142,159	18,471,272	2,864,640
Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	20,834,674	4,661,522	16,412,500	1,900,000
Revenue from contracts with customers	20,834,674	4,661,522	16,412,500	1,900,000
Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	20,026,208	4,480,637	2,058,772	964,640
Revenue from contracts with customers	20,026,208	4,480,637	2,058,772	964,640
Timing of Revenue Recognition [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	40,860,882	9,142,159	18,471,272	2,864,640
Timing of revenue recognition - Point in time	37,460,882	8,381,448	18,371,272	964,640
Timing of revenue recognition - Over time	3,400,000	760,711	100,000	1,900,000
Revenue from contracts with customers	40,860,882	9,142,159	18,471,272	2,864,640
Third Parties [Member] | Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	19,434,500	4,348,249	12,412,500	1,900,000
Revenue from contracts with customers	19,434,500	4,348,249	12,412,500	1,900,000
Third Parties [Member] | Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	19,993,366	4,473,289	585,553	396,168
Revenue from contracts with customers	19,993,366	4,473,289	585,553	396,168
From Related Parties [Member] | Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	1,400,174	313,273	4,000,000
Revenue from contracts with customers	1,400,174	313,273	4,000,000
From Related Parties [Member] | Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	32,842	7,348	1,473,219	568,472
Revenue from contracts with customers	RM 32,842	$ 7,348	RM 1,473,219	RM 568,472